SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	MARCH 31, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6-15-28	$900	879
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7-9-21 (A)	1,000	991

TOTAL ASSET-BACKED SECURITIES – 0.4%		$1,870

(Cost: $1,904)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 0.7%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.300%, 10-1-20	1,400	1,413
3.450%, 10-1-21	1,000	1,020
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 4.450%, 4-1-24	1,190	1,246

		3,679

Wireless Telecommunication Service – 0.2%
Crown Castle Towers LLC, 3.222%, 5-15-22(A)	1,000	1,003

Total Communication Services - 0.9%		4,682

Consumer Discretionary
Auto Parts & Equipment – 0.7%
BorgWarner Automotive, Inc., 8.000%, 10-1-19	2,000	2,048
Lear Corp., 5.375%, 3-15-24	1,857	1,909

		3,957

Automobile Manufacturers – 0.4%
BMW U.S. Capital LLC, 2.150%, 4-6-20(A)	2,000	1,989

General Merchandise Stores – 0.9%
Dollar General Corp., 3.250%, 4-15-23	1,000	1,006
Family Dollar Stores, Inc., 5.000%, 2-1-21	3,500	3,599

		4,605

Internet & Direct Marketing Retail – 0.5%
Alibaba Group Holding Ltd., 2.800%, 6-6-23	2,500	2,480

Total Consumer Discretionary - 2.5%		13,031

Consumer Staples
Brewers – 0.2%
Molson Coors Brewing Co., 2.250%, 3-15-20	750	745

Distillers & Vintners – 0.6%
Constellation Brands, Inc., 2.250%, 11-6-20	3,000	2,970

Packaged Foods & Meats – 0.5%
Smithfield Foods, Inc., 2.700%, 1-31-20(A)	2,800	2,780

Tobacco – 1.1%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 3.490%, 2-14-22	2,155	2,190
B.A.T Capital Corp., 2.297%, 8-14-20	3,845	3,807

		5,997

Total Consumer Staples - 2.4%		12,492

Energy
Oil & Gas Equipment & Services – 0.5%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2-15-21	800	801
3.500%, 2-1-22	2,000	2,039

		2,840

Oil & Gas Exploration & Production – 0.9%
Aker BP ASA, 6.000%, 7-1-22(A)	1,000	1,030
EQT Corp., 8.125%, 6-1-19	2,650	2,672
Exxon Mobil Corp., 2.397%, 3-6-22(B)	1,000	1,000

		4,702

Oil & Gas Storage & Transportation – 2.7%
Enbridge, Inc., 2.900%, 7-15-22	2,470	2,463
Energy Transfer Partners L.P., 4.150%, 10-1-20	3,860	3,923
EQT Midstream Partners L.P., 4.750%, 7-15-23	1,500	1,531
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	1,000	1,010
3.450%, 2-15-23	1,646	1,665
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	1,000	1,014
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	1,800	1,818
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	800	821

		14,245

Total Energy - 4.1%		21,787

Financials
Asset Management & Custody Banks – 0.4%
Ares Capital Corp., 3.875%, 1-15-20	2,055	2,065

Consumer Finance – 3.8%
Ally Financial, Inc., 4.125%, 3-30-20	3,932	3,958
Capital One Bank USA N.A., 2.300%, 6-5-19	1,950	1,948

Discover Bank, 3.100%, 6-4-20	2,500	2,506
Ford Motor Credit Co. LLC:
2.681%, 1-9-20	1,000	996
2.459%, 3-27-20	3,066	3,041
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	1,000	996
3.700%, 5-9-23	2,450	2,438
Synchrony Financial, 3.000%, 8-15-19	4,305	4,306

		20,189

Diversified Banks – 5.5%
Bank of America Corp.:
4.100%, 7-24-23	1,666	1,743
4.000%, 4-1-24	1,500	1,562
BB&T Corp., 3.050%, 6-20-22	2,100	2,112
Citizens Bank N.A., 3.250%, 2-14-22	1,200	1,211
Danske Bank A.S., 5.000%, 1-12-22(A)	2,250	2,304
Huntington Bancshares, Inc., 4.000%, 5-15-25	2,250	2,341
KeyBank N.A., 2.300%, 9-14-22	2,000	1,972
Korea Development Bank, 3.250%, 2-19-24	750	763
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7-26-21	1,450	1,471
2.998%, 2-22-22	500	501
Mizuho Financial Group, Inc., 2.953%, 2-28-22	2,100	2,100
Northern Trust Corp., 2.375%, 8-2-22	2,269	2,243
Royal Bank of Canada, 2.350%, 10-30-20	5,000	4,980
U.S. Bancorp, 5.125%, 1-15-67	3,580	3,626

		28,929

Diversified Capital Markets – 0.1%
Deutsche Bank AG, 4.250%, 10-14-21	875	880

Investment Banking & Brokerage – 1.6%
Goldman Sachs Group, Inc. (The):
3.500%, 1-23-25	2,500	2,493
5.700%, 12-29-49	1,500	1,500
Morgan Stanley, 4.875%, 11-1-22	4,050	4,276
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.729%, 5-31-23(C)	300	300

		8,569

Life & Health Insurance – 0.2%
Athene Global Funding, 2.750%, 4-20-20(A)	1,000	997

Other Diversified Financial Services – 1.4%
Citigroup, Inc.:
2.700%, 3-30-21	1,000	999
2.750%, 4-25-22	2,000	1,992
JPMorgan Chase & Co.:
2.972%, 1-15-23	1,500	1,500
3.125%, 1-23-25	1,359	1,361
3.000%, 2-27-30(D)	850	822

USAA Capital Corp., 2.450%, 8-1-20(A)	795	794

		7,468

Property & Casualty Insurance – 0.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11-3-20	2,543	2,531

Regional Banks – 1.4%
KeyCorp, 4.150%, 10-29-25	1,477	1,556
PNC Bank N.A., 2.550%, 12-9-21	1,000	994
PNC Financial Services Group, Inc. (The), 3.500%, 1-23-24	2,674	2,747
SunTrust Banks, Inc., 3.200%, 4-1-24	2,100	2,116

		7,413

Specialized Finance – 1.4%
Corporacion Andina de Fomento, 3.250%, 2-11-22	3,000	3,011
International Lease Finance Corp., 6.250%, 5-15-19	3,500	3,513
Syngenta Finance N.V., 3.698%, 4-24-20(A)	750	753

		7,277

Total Financials - 16.3%		86,318

Health Care
Biotechnology – 0.2%
Amgen, Inc., 2.200%, 5-11-20	1,000	995

Health Care Supplies – 0.0%
Stryker Corp., 2.625%, 3-15-21	213	213

Managed Health Care – 0.5%
Halfmoon Parent, Inc., 3.200%, 9-17-20(A)	2,500	2,512

Pharmaceuticals – 0.3%
Bayer U.S. Finance II LLC, 3.875%, 12-15-23(A)	1,500	1,512

Total Health Care - 1.0%		5,232

Industrials
Aerospace & Defense – 0.3%
BAE Systems plc, 4.750%, 10-11-21(A)	1,170	1,218
Northrop Grumman Corp., 3.250%, 8-1-23	680	688

		1,906

Airlines – 0.5%
Aviation Capital Group Corp., 2.875%, 1-20-22(A)	1,000	985
Delta Air Lines, Inc., 3.400%, 4-19-21	1,800	1,808

		2,793

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5-15-23	988	972

Industrial Conglomerates – 0.2%
General Electric Capital Corp., 5.012%, 1-1-24	849	853

Total Industrials - 1.2%		6,524

Information Technology
Communications Equipment – 0.4%
L-3 Communications Corp., 3.950%, 5-28-24	2,000	2,055

Data Processing & Outsourced Services – 0.4%
Visa, Inc., 2.800%, 12-14-22	2,056	2,077

Semiconductors – 0.4%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 2.375%, 1-15-20	2,250	2,239

Systems Software – 0.6%
CA, Inc., 5.375%, 12-1-19	1,500	1,520
Microsoft Corp., 2.875%, 2-6-24	1,750	1,772

		3,292

Total Information Technology - 1.8%		9,663

Materials
Specialty Chemicals – 0.9%
Methanex Corp., 3.250%, 12-15-19	4,500	4,497

Total Materials - 0.9%		4,497

Real Estate
Specialized REITs – 1.2%
American Tower Corp.:
3.300%, 2-15-21(B)	2,000	2,019
5.900%, 11-1-21	800	856
2.250%, 1-15-22	2,165	2,133
Crown Castle International Corp.:
2.250%, 9-1-21	500	493
4.875%, 4-15-22	1,000	1,054

		6,555

Total Real Estate - 1.2%		6,555

Utilities
Electric Utilities – 2.0%
CenterPoint Energy, Inc., 2.500%, 9-1-22	3,000	2,939
Duke Energy Carolinas LLC, 2.500%, 3-15-23	2,500	2,485
Entergy Texas, Inc., 2.550%, 6-1-21	1,275	1,259
MidAmerican Energy Co., 3.700%, 9-15-23	1,045	1,084
National Rural Utilities Cooperative Finance Corp., 2.400%, 4-25-22	2,000	1,987
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	1,000	998

		10,752

Total Utilities - 2.0%		10,752

TOTAL CORPORATE DEBT SECURITIES – 34.3%		$181,533

(Cost: $181,204)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.1%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C, 5.097%, 9-15-27(A)	640	645

Non-Agency REMIC/CMO – 1.4%
Citigroup Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2 (Mortgage spread to 2-year U.S. Treasury index), 6.312%, 10-15-41(A)(C)	3,500	3,511
JPMorgan Chase Commercial Mortgage Securities Trust, Commerical Mortage Pass-Through Certificates, Series 2014-FRR1, 4.286%, 11-27-49(A)	3,700	3,673

		7,184

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$7,829

(Cost: $8,110)

MUNICIPAL BONDS – TAXABLE
California – 0.7%
CA Various Purp GO Bonds, 7.700%, 11-1-30	3,355	3,627

TOTAL MUNICIPAL BONDS - TAXABLE – 0.7%		$3,627

(Cost: $3,659)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.8%
Federal Home Loan Bank, 2.250%, 7-21-31	1,640	1,613
U.S. Department of Transportation, 6.001%, 12-7-21(A)	2,500	2,728

		4,341

Mortgage-Backed Obligations –10.3%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 4.990%, 11-25-24(A)(C)	737	742
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 5.040%, 6-25-27(A)(C)	950	954
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 435 bps), 6.840%, 11-25-21(A)(C)	2,923	3,000
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 315 bps), 4.623%, 11-25-49(A)(C)	2,120	2,165

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.740%, 6-25-21(A)(C)	593	595
6.490%, 9-25-22(A)(C)	359	363
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.502%, 4-25-20(A)(C)	880	899
3.390%, 7-25-22(A)(C)	1,720	1,734
3.976%, 2-25-46(A)(C)	70	71
3.630%, 11-25-47(A)(C)	1,500	1,509
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.487%, 11-25-23(A)(C)	600	583
3.579%, 11-25-23(A)(C)	3,500	3,469
4.336%, 12-25-44(A)(C)	6,047	6,264
3.871%, 5-25-45(A)(C)	600	615
3.557%, 6-25-45(A)(C)	1,000	999
3.630%, 7-25-46(A)(C)	2,000	2,003
3.500%, 8-25-46(A)(C)	2,370	2,397
4.606%, 11-25-46(A)(C)	1,557	1,618
3.565%, 11-25-47(A)(C)	2,724	2,751
3.540%, 2-25-48(A)(C)	1,000	1,012
3.880%, 2-25-50(A)(C)	2,014	2,024
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.055%, 5-25-25(A)(C)	225	227
3.637%, 8-25-48(A)(C)	1,000	962
3.779%, 10-25-48(A)(C)	1,125	1,135
3.675%, 11-25-49(A)(C)	1,900	1,891
3.647%, 11-25-50(A)(C)	2,800	2,793
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 9-1-28	2,164	2,186
4.500%, 8-1-30	600	631
2.500%, 5-15-44	609	603
Federal National Mortgage Association Agency REMIC/CMO, 2.000%, 6-25-39	1,836	1,809
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.210%, 10-1-19	2,187	2,185
4.646%, 7-1-20	524	532
3.680%, 2-1-21	558	559
4.381%, 6-1-21	941	975
2.000%, 10-25-41	1,559	1,516
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	849	830

		54,601

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 11.1%		$58,942

(Cost: $59,160)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 47.6%
U.S. Treasury Notes:
1.750%, 11-30-19	6,000	5,973
2.375%, 4-30-20	15,500	15,496
2.500%, 5-31-20	10,000	10,014
2.125%, 8-31-20	1,000	997
2.625%, 8-31-20	2,000	2,007
2.750%, 9-30-20	1,000	1,006
1.750%, 10-31-20	25,000	24,770
2.875%, 10-31-20	11,300	11,393
2.625%, 11-15-20	10,000	10,045
2.500%, 2-28-21	1,000	1,004
2.625%, 5-15-21	21,500	21,655
2.750%, 9-15-21	1,000	1,012
2.875%, 10-15-21	18,400	18,684
2.000%, 12-31-21	8,000	7,954
2.125%, 12-31-21	16,000	15,954
1.875%, 2-28-22	15,000	14,851
1.750%, 5-31-22	2,750	2,710
2.000%, 7-31-22	24,000	23,828
2.125%, 12-31-22	11,000	10,960
2.375%, 1-31-23	10,000	10,055
2.500%, 3-31-23	5,850	5,911
2.750%, 4-30-23	8,000	8,161
2.875%, 9-30-23	4,000	4,109
2.875%, 10-31-23	1,500	1,542
2.500%, 1-31-24(B)	11,250	11,386
2.125%, 2-29-24	500	497
2.500%, 5-15-24	10,000	10,119

		252,093

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 47.6%		$252,093

(Cost: $249,773)

SHORT-TERM SECURITIES
Commercial Paper(E) – 2.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 2.681%, 4-3-19	1,000	1,000
AT&T, Inc., 2.960%, 5-30-19	6,000	5,970
Energy Transfer L.P., 3.051%, 4-1-19	1,850	1,850
Walgreens Boots Alliance, Inc., 2.930%, 6-18-19	5,000	4,968

		13,788

Master Note – 1.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(F)	5,204	5,204

Money Market Funds – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (G)(H)	216	216

TOTAL SHORT-TERM SECURITIES – 3.6%		$19,208

(Cost: $19,205)

TOTAL INVESTMENT SECURITIES – 99.2%		$525,102

(Cost: $523,015)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%	3,988

NET ASSETS – 100.0%	$529,090

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $73,214 or 13.8% of net assets.

(B)	All or a portion of securities with an aggregate value of $3,679 are on loan.
(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(D)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2019.
(E)	Rate shown is the yield to maturity at March 31, 2019.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$1,870	$—
Corporate Debt Securities	—	181,533	—
Mortgage-Backed Securities	—	7,829	—
Municipal Bonds	—	3,627	—
United States Government Agency Obligations	—	58,942	—
United States Government Obligations	—	252,093	—
Short-Term Securities	216	18,992	—

Total	$216	$524,886	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$523,015

Gross unrealized appreciation	3,755
Gross unrealized depreciation	(1,668)

Net unrealized appreciation	$2,087